Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of assets measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine the fair value (in thousands):

	Fair value measurement at reporting date using
	Level 1	Level 2	Level 3
September 30, 2026
Assets:
Money market funds	$29,722	$—	$—

Total assets	$29,722	$—	$—

December 31, 2025
Assets:
Money market funds	$15,367	$—	$—

Total assets	$15,367	$—	$—

Assets measured at fair value on a recurring basis at December 31, 2025, are summarized below:

	Fair value measurement at reporting date using
December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$15,366,611	—	—
Assets measured at fair value at December 31, 2024, are summarized below:

	Fair value measurement at reporting date using
December 31, 2024	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$24,498,933	—	—

Schedule of property plant and equipment estimated useful lives
Estimated useful lives are as follows:

Category	Term
Laptops and IT equipment	3 years
Software purchase (excluding subscription)	3 years
Lab equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of the remaining lease term or the estimated useful lives of the improvements

Schedule of diluted and basic net loss per share are identical for all periods presented	Accordingly, diluted net loss per share is the same as basic net loss per share for all periods presented:

	Years Ended December 31,
	2025	2024
Preferred stock	2,488,103	2,488,103
Stock options	718,094	680,304

Total anti-dilutive shares	3,206,197	3,168,407

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities, presented on a recast basis, were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive:

	As of September 30,
	2026	2025
Convertible preferred stock (as converted at the Exchange Ratio)	—	2,488,103
Warrants	101,619	—
Stock options	1,155,632	638,879
Unvested restricted stock awards	524,828	138,113

Total anti-dilutive shares	1,782,079	3,265,095